SWP Growth & Income ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 84.2%	Shares	Value
COMMUNICATION SERVICES - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc. - Class A	16,012	$2,749,901
Match Group, Inc.	41,907	1,254,695
TOTAL COMMUNICATION SERVICES		4,004,596

CONSUMER DISCRETIONARY - 5.1%
Specialty Retail - 5.1%
Dick's Sporting Goods, Inc.	6,091	1,092,360
Home Depot, Inc.	4,213	1,551,606
TJX Cos., Inc.	14,391	1,826,218
TOTAL CONSUMER DISCRETIONARY		4,470,184

CONSUMER STAPLES - 4.9%
Consumer Staples Distribution & Retail - 1.8%
Target Corp.	16,319	1,534,149
		$–
Tobacco - 3.1%
Philip Morris International, Inc.	15,093	2,725,645
TOTAL CONSUMER STAPLES		4,259,794

ENERGY - 4.9%
Energy Equipment & Services - 2.1%
Baker Hughes Co.	49,842	1,846,646
		$–
Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp.	5,853	342,576
Kinder Morgan, Inc.	75,816	2,125,881
		2,468,457
TOTAL ENERGY		4,315,103

FINANCIALS - 14.7%
Banks - 6.4%
Citigroup, Inc.	23,517	1,771,300
JPMorgan Chase & Co.	8,073	2,131,272
PNC Financial Services Group, Inc.	9,731	1,691,345
		5,593,917
Capital Markets - 6.4%
Blackrock, Inc.	1,998	1,957,820
Blackstone, Inc.	13,839	1,920,300
Goldman Sachs Group, Inc.	2,935	1,762,321
		5,640,441
Financial Services - 1.9%
Visa, Inc. - Class A	4,563	1,666,362
TOTAL FINANCIALS		12,900,720

HEALTH CARE - 13.6%
Biotechnology - 1.9%
AbbVie, Inc.	8,963	1,668,104
		$–
Health Care Equipment & Supplies - 4.0%
Medtronic PLC	22,815	1,893,189
Stryker Corp.	4,212	1,611,679
		3,504,868
Health Care Providers & Services - 3.2%
Cencora, Inc.	6,669	1,942,280
UnitedHealth Group, Inc.	2,942	888,219
		2,830,499
Pharmaceuticals - 4.5%
AstraZeneca PLC - ADR	27,133	1,976,097
Eli Lilly & Co.	2,672	1,971,054
		3,947,151
TOTAL HEALTH CARE		11,950,622

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.0%
RTX Corp.	12,754	1,740,666
		$–
Electrical Equipment - 3.9%
Eaton Corp. PLC	5,007	1,603,241
Emerson Electric Co.	15,444	1,843,705
		3,446,946
Ground Transportation - 1.7%
Union Pacific Corp.	6,811	1,509,726
		$–
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	8,055	1,824,619
TOTAL INDUSTRIALS		8,521,957

INFORMATION TECHNOLOGY - 20.7%
IT Services - 2.1%
International Business Machines Corp.	7,116	1,843,471
		$–
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.	2,640	639,065
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,692	907,057
		1,546,122
Software - 12.6%
Microsoft Corp.	13,055	6,010,000
Oracle Corp.	7,905	1,308,515
Roper Technologies, Inc.	2,808	1,601,318
Salesforce, Inc.	8,147	2,161,969
		11,081,802
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	18,139	3,643,218
TOTAL INFORMATION TECHNOLOGY		18,114,613

MATERIALS - 2.2%
Construction Materials - 1.2%
Vulcan Materials Co.	3,861	1,023,435
		$–
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	23,085	888,311
TOTAL MATERIALS		1,911,746

UTILITIES - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp.	14,391	1,694,108
NextEra Energy, Inc.	23,868	1,686,036
TOTAL UTILITIES		3,380,144
TOTAL COMMON STOCKS (Cost $72,309,675)		73,829,479

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.1%	Shares	Value
Industrial REITs - 1.9%
Prologis, Inc.	15,093	1,639,100
		$–
Specialized REITs - 2.2%
Digital Realty Trust, Inc.	11,420	1,958,758
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,729,274)		3,597,858

SHORT-TERM INVESTMENTS - 5.3%	Shares	Value
Money Market Funds - 5.3%
First American Treasury Obligations Fund - Class X, 4.22% (a)	4,643,949	4,643,949
TOTAL SHORT-TERM INVESTMENTS (Cost $4,643,949)		4,643,949

TOTAL INVESTMENTS - 93.6% (Cost $80,682,898)		82,071,286
Other Assets in Excess of Liabilities - 6.4%		5,606,254
TOTAL NET ASSETS - 100.0%		$87,677,540
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SWP Growth & Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$73,829,479	$–	$–	$73,829,479
Real Estate Investment Trusts - Common	3,597,858	–	–	3,597,858
Money Market Funds	4,643,949	–	–	4,643,949
Total Investments	$82,071,286	$–	$–	$82,071,286

Refer to the Schedule of Investments for further disaggregation of investment categories.